UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2011

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_|  adds new holding entries.

Institutional Manager Filing this Report:

Name:     MCM Capital Management, LLC

Address:  1370 Avenue of the Americas
          New York, New York  10019

13F File Number: 028-10733

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Alan Rivera, Esq.
Title:    Chief Financial Officer & General Counsel
Phone:    (212) 586-4333


Signature, Place and Date of Signing:

/s/ Alan Rivera                 New York, New York             May 16, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             1

Form 13F Information Table Entry Total:        21

Form 13F Information Table Value Total:   $134,889
                                         (thousands)



List of Other Included Managers:

1. Name: MMI Investments, LP     13F File Number: 028-12272


                                                                FORM 13F INFORMATION TABLE

                                                                      March 31, 2011




COLUMN 1                        COLUMN 2   COLUMN 3    COLUMN 4         COLUMN 5     COLUMN 6        COLUMN 7         COLUMN 8

                                TITLE                  VALUE     SHRS OR   SH/ PUT/  INVESTMENT      OTHER        VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS   CUSIP       (X1000)   PRN AMT   PRN CALL  DISCRETION      MANAGERS    SOLE   SHARED  NONE
--------------                  --------   -----       -------   -------   --- ----  ----------      --------    ----   ------  ----
AMERICAN DENTAL PARTNERS        COM        025353103    2,446          186 SH        SHARED-DEFINED  1              186
AMERICAN DENTAL PARTNERS        COM        025353103       19        1,450 SH        SOLE            NONE         1,450
BRINKS CO                       COM        109696104    1,152       34,800 SH        SHARED-DEFINED  1           34,800
BRINKS CO                       COM        109696104       20          600 SH        SOLE            NONE           600
CHECKPOINT SYS INC              COM        162825103   26,443    1,176,300 SH        SHARED-DEFINED  1        1,176,300
CHECKPOINT SYS INC              COM        162825103       54        2,400 SH        SOLE            NONE         2,400
CORE MARK HOLDING CO INC        COM        218681104    6,703      202,800 SH        SHARED-DEFINED  1          202,800
CORE MARK HOLDING CO INC        COM        218681104       45        1,375 SH        SOLE            NONE         1,375
DHT HOLDINGS INC                COM        Y2065G105   29,817    6,199,000 SH        SHARED-DEFINED  1        6,199,000
DHT HOLDINGS INC                COM        Y2065G105       54       11,300 SH        SOLE            NONE        11,300
DUCOMMUN INC DEL                COM        264147109    5,676      237,500 SH        SHARED-DEFINED  1          237,500
DYNAMICS RESH CORP              COM        268057106    1,049       64,185 SH        SHARED-DEFINED  1           64,185
DYNAMICS RESH CORP              COM        268057106       16        1,000 SH        SOLE            NONE         1,000
EMS TECHNOLOGIES INC            COM        26873N108   23,232    1,182,000 SH        SHARED-DEFINED  1        1,182,000
EMS TECHNOLOGIES INC            COM        26873N108       53        2,700 SH        SOLE            NONE         2,700
KIRKLANDS INC                   COM        497498105      374       24,200 SH        SHARED-DEFINED  1           24,200
KIRKLANDS INC                   COM        497498105       35        2,250 SH        SOLE            NONE         2,250
KRATOS DEFENSE & SEC SOLUTIO    COM NEW    50077B207   29,940    2,105,500 SH        SHARED-DEFINED  1        2,105,500
KRATOS DEFENSE & SEC SOLUTIO    COM NEW    50077B207       50        3,500 SH        SOLE            NONE         3,500
OMNICELL INC                    COM        68213N109    7,696      505,000 SH        SHARED-DEFINED  1          505,000
OMNICELL INC                    COM        68213N109       15        1,000 SH        SOLE            NONE         1,000





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